SHARE-BASED COMPENSATION - Recognized share-based compensation expenses (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share-based compensation
Recognized share-based compensation expenses	¥ 170	¥ 61
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	15	16
Selling and marketing expenses
Share-based compensation
Recognized share-based compensation expenses	3	3
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	¥ 152	¥ 42